Net Loss Per Share - Anti-dilutive (Details) - shares	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants purchased					705,882	705,882
Antidilutive securities		706,000			71,351,000
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		706,000			61,967,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities					2,826,000
RSU's
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities					6,558,000